Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Current [Abstract]
Payroll	$ 9,590	$ 3,699
Professional service fee	774	1,564
Payables for purchase of property and equipment	416	1,709
Payables for purchase of intangible assets		225
Others	2,394	570
Total	$ 13,174	$ 7,767